Consolidated statement of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Profit before taxes	R$ 109,868	R$ 936	R$ 35,966
Adjustments to reconcile income before taxes to cash provided on operating activities
Depreciation and amortization	212,636	139,327	54,464
Net impairment losses on financial assets	263,541	187,534	110,689
Provision for revenue cancellation	5,638	2,321	1,055
Provision for contingencies	3,843	(1,294)	4,905
Accrued interests	315,465	206,344	22,287
Share-based compensation	(9,389)	(6,010)	14,728
Loss on sale or disposal of non-current assets	9,436	1,691	(201)
Modification of lease contracts	610	310	(169)
Trade receivables	(278,644)	(209,030)	(117,084)
Prepayments	(1,789)	28,336	(783)
Other assets	(43,825)	(25,859)	5,748
Trade payables	12,853	52,934	9,458
Labor and social obligations	47,321	(19,691)	(1,770)
Other taxes payable	7,439	4,814	849
Prepayments from customers	1,725	15,554	664
Other payables	20,426	556	422
Cash from operations	677,154	378,774	141,228
Income tax paid	(48,917)	(17,270)	(18,486)
Interest paid	(371,865)	(236,393)	(64,104)
Contingencies paid	(12,231)	(906)	(7,853)
Net cash provided by operating activities	244,141	124,205	50,785
Cash flows from investing activities
Purchase of property and equipment	(51,300)	(30,476)	(25,995)
Purchase and capitalization of intangible assets	(71,285)	(56,722)	(32,231)
Payments for the acquisition of interests in subsidiaries, net of cash	(487,326)	(2,598,847)	(127,804)
Acquisition of short-term investments, net	(197,000)	(23,301)	63,198
Net cash provided (used) by investing activities	(806,911)	(2,709,346)	(122,832)
Cash flows from financing activities
Payments of lease liabilities	(20,738)	(18,374)	(11,182)
Payments of loans and financing	(100,869)
Proceeds from loans and financing , net of transaction costs	683,377	1,905,851	(150,000)
Costs related to future issuances		(9,300)	(22,061)
Capital increase		682,229	239,809
Dividends paid	(21,159)
Net cash provided (used) by financing activities	540,611	2,560,406	56,566
Net decrease in cash and cash equivalents	(22,159)	(24,735)	(15,481)
Cash and cash equivalents at the beginning of the year	35,130	59,865	75,346
Cash and cash equivalents at the end of the year	R$ 12,971	R$ 35,130	R$ 59,865